Quarterly Results of Operation	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operation
16.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31

2011	(in thousands)
Total revenues	$370,862	$402,919	$413,949	$335,148
Total benefits and expenses	210,284	358,357	1,133,796	138,059
Income (loss) from operations before income taxes and cumulative effect of accounting change	160,578	44,562	(719,847)	197,089
Net income (loss)	$121,521	$34,652	$(439,731)	$132,003

	Three months ended
	March 31	June 30	September 30	December 31

2010	(in thousands)
Total revenues	$352,362	$419,159	$351,875	$450,629
Total benefits and expenses	333,629	703,319	17,988	(14,207)
Income (loss) from operations before income taxes and cumulative effect of accounting change	18,733	(284,160)	333,887	464,836
Net income (loss)	$22,915	$(161,054)	$364,009	$187,920